Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Other receivables Current	$ 12,684	$ 13,456	$ 19,413
Trade receivables Current	40,649	33,645	22,111
Accounts payable Current	47,371	41,595	39,566
Revenues	252,813	210,100	156,136
Purchases and services	211,812	177,304	119,537
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	191	106	126
Trade receivables Current	1,423	1,257	815
Accounts payable Current	423	218	427
Revenues	5,911	4,634	3,043
Purchases and services	1,998	1,090	970
Net interest income (loss)	10	3
Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	600	41	38
Trade receivables Current	359	483	292
Accounts payable Current	318	246	218
Revenues	1,044	1,340	553
Purchases and services	1,669	1,303	803
Net interest income (loss)	51	38	8
Joint Ventures and Associates [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	791	147	164
Trade receivables Current	1,782	1,740	1,107
Accounts payable Current	741	464	645
Revenues	6,955	5,974	3,596
Purchases and services	3,667	2,393	1,773
Net interest income (loss)	61	41	8
CDS [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables Current	122	108	194
Revenues	102	579	322
Net interest income (loss)		38	8
YPF Gas [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	589	35	33
Trade receivables Current	230	375	98
Accounts payable Current	15	35	44
Revenues	863	761	231
Purchases and services	51	41	35
Net interest income (loss)	51
Oldelval [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Accounts payable Current	131	81	56
Purchases and services	596	408	220
Termap [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Accounts payable Current	52	44	44
Purchases and services	366	309	215
OTA [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Accounts payable Current	5	5	2
Purchases and services	25	25	20
OTC [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	5	2	1
Gasoducto del Pacifico (Argentina) S.A. [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	4	4	4
Accounts payable Current	19	31	27
Purchases and services	202	170	113
Oiltanking [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Accounts payable Current	96	50	45
Revenues	1
Purchases and services	428	350	200
Gas Austral S.A. [member] | Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables Current	2
Trade receivables Current	7
Revenues	78
Purchases and services	1
Profertil [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	107	97	110
Trade receivables Current	239	162	209
Accounts payable Current	215	99	35
Revenues	906	956	823
Purchases and services	901	620	305
MEGA [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current			12
Trade receivables Current	925	797	481
Accounts payable Current	149	80	381
Revenues	4,058	2,673	1,396
Purchases and services	814	337	470
Refinor [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Trade receivables Current	224	296	125
Accounts payable Current	8	39	11
Revenues	838	998	824
Purchases and services	225	133	195
Net interest income (loss)	10	3
Bizoy SA [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	5	9	$ 4
Revenues	1	5
Y-GEN I [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	57
Trade receivables Current		2
Revenues	34	$ 2
Y-GEN II [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Other receivables Current	22
Revenues	41
Petrofaro S.A. [member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Trade receivables Current	35
Accounts payable Current	51
Revenues	33
Purchases and services	$ 58